Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration percentage	29.50%	24.40%
Accounts Receivable [Member] | Kurz Production (M) SDN BHD MY [Member]
Concentration Risk [Line Items]
Concentration percentage	11.70%
Accounts Receivable [Member] | Eternal Photoelectronic Materials (Guangzhou) Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration percentage		12.60%
Accounts Receivable [Member] | Celplast Metallized Products Limited [Member]
Concentration Risk [Line Items]
Concentration percentage	10.60%	11.90%
Accounts Receivable [Member] | Leonhard Kurz Stiftung & Co. KG [Member]
Concentration Risk [Line Items]
Concentration percentage	10.40%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration percentage	36.40%	43.80%	42.40%
Raw Materials [Member] | Mahongany Joy Investment Ltd [Member]
Concentration Risk [Line Items]
Concentration percentage	9.50%	11.10%	11.10%
Raw Materials [Member] | Jiangyin Huaxing Compound Co Ltd [Member]
Concentration Risk [Line Items]
Concentration percentage	16.50%	11.10%	11.60%